Annual Total Returns[BarChart] - Victory RS Large Cap Alpha Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.92%)	16.26%	38.17%	13.08%	(2.03%)	8.67%	18.32%	(9.31%)	30.73%	(1.03%)